Document And Entity Information	Oct. 06, 2026
Document Information [Line Items]
Entity, Registrant Name	Value Line, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 06, 2026
Entity, Incorporation, State or Country Code	NY
Entity, File Number	0-11306
Entity, Tax Identification Number	13-3139843
Entity, Address, Address Line One	551 Fifth Avenue
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10176
City Area Code	212
Local Phone Number	907-1500
Title of 12(b) Security	Common stock
Trading Symbol	VALU
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000717720